Note 2 - Development Stage Operations (Details Textual) - $ / shares		1 Months Ended	12 Months Ended	174 Months Ended
	Aug. 31, 2015	Nov. 30, 2014	Dec. 31, 2015	Oct. 24, 2016	Sep. 30, 2016	Dec. 31, 2014	Dec. 31, 2009
Common Stock [Member] | Maximum [Member]
Share Price				$ 3,131.25
Common Stock [Member]
Stock Issued During Period, Shares, New Issues			66,667	3,804,860
Share Price			$ 3,131.25
Maximum [Member]
Share Price						$ 937.50
Stock Issued During Period, Shares, New Issues	1,666,667	548
Share Price					$ 4.125		$ 656.25